Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 26,032	$ 28,079	$ 29,706
Cost of goods sold	(21,327)	(21,832)	(22,958)
Other, net	(811)	(924)	(997)
Interest expense	(678)	(798)	(812)
Income taxes	50	271	(417)
Net income (loss)	(438)	1,454	$ 1,099
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(172)	35
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	7	0
Cost of goods sold	(31)	69
Other, net	(6)	16
Interest expense	5	8
Income taxes	(1)	(14)
Net income (loss)	(26)	79
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	47	79
Amortization of prior service cost	(130)	(123)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(63)	0
Net income (loss)	$ (146)	$ (44)